Line of Credit	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Line of Credit

Note 6 — Line of Credit

The Company has a line of credit available in the amount of $7,500,000 with M&T Bank (the “Credit Agreement”). Borrowings may be made against the line of credit as Secured Overnight Financing Rate (“SOFR”) Loans. The weighted average rate on outstanding borrowings as of March 31, 2026 was 7.31%. As of March 31, 2026 and December 31, 2025, the Company had $6,763,863 outstanding under the line of credit facility, for both periods.

The Credit Agreement contains customary covenants and restrictions on the Company’s ability to engage in certain activities and financial covenants requiring the Company to maintain certain financial ratios. As of March 31, 2026, the Company was not in compliance with certain financial covenants under its Amended and Restated Credit Agreement with M&T Bank, including the minimum fixed charge coverage ratio of 1.10:1.00 and the maximum total leverage ratio of 4.75:1.00.

On May 5, 2026, the Company made a $2.0 million payment on the line of credit, reducing the balance to $4.8 million.

On May 13, 2026, the Company made a payment of approximately $4.8 million on the line of credit, reducing the balance to zero.

On May 13, 2026, the Company received a waiver letter with M&T Bank related to the Company’s noncompliance with certain financial covenants under its Amended and Restated Credit Agreement as of March 31, 2026, including the minimum Fixed Charge Coverage Ratio and maximum Total Leverage Ratio, as well as certain mandatory prepayment provisions related to the Company’s April 2026 equity offering. In connection with the waiver, the Company paid down the outstanding balance on its line of credit to zero as of May 13, 2026 and paid a waiver fee of $50,000.

Pursuant to the waiver letter, the Company is required to maintain a minimum of $7.5 million of liquidity invested with M&T Bank. In addition, the previous minimum Fixed Charge Coverage Ratio and maximum Total Leverage Ratio financial covenants were removed from the Credit Agreement, and the maturity date of the Company’s $7.5 million revolving credit facility was extended to June 30, 2027.